Segall Bryant & Hamill All Cap Fund
Segall Bryant & Hamill All Cap Fund
Investment Objective
The investment objective of the Segall Bryant & Hamill All Cap Fund (the "Fund" or "All Cap Fund") is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill All Cap Fund Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Wire Fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Segall Bryant & Hamill All Cap Fund Segall Bryant & Hamill All Cap Fund Shares
Management fees	0.73%
Distribution (Rule 12b-1) fees	none
Shareholder service fee	0.09%
All other expenses	0.32%
Other expenses	0.41%
Total annual fund operating expenses	1.14%
Fees waived and/or expenses reimbursed	(0.16%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.98%	[1]
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund Shares | USD ($)	100	346	612	1,372

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies of any size, including small- and mid-capitalization companies. The Fund will primarily invest in common stock of companies traded on U.S. exchanges with market capitalization in excess of $1 billion. The Fund intends to invest in a portfolio of securities typically spread across many economic sectors. Segall Bryant & Hamill ("SBH" or the "Advisor"), the Fund's advisor, invests the Fund's assets opportunistically based on market information and is not constrained by investment style parameters.

The Advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Advisor believes have superior growth potential and are trading at a discount to the Advisor's estimate of the companies' intrinsic value. The Advisor's investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (evaluation of financial data), fundamental analysis and experienced judgment, the Advisor seeks to identify companies that have historically generated, or are positioned to generate, superior returns on investments.

The Advisor generally will sell a security when one or more of the following occurs, among other reasons: 1) the Advisor's estimate of full valuation is realized; 2) the Advisor identifies a more attractive stock (in which case the least attractive stock in the portfolio is sold); 3) the Advisor believes there is a change in a company's underlying fundamentals; or 4) the Fund requires cash to meet redemption requests.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below in alphabetical order. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund's website, www.sbhfunds.com, or by calling the Fund at 1-866-490-4999. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns (before taxes) For each calendar year at NAV

The year-to-date return for the Fund as of September 30, 2019 was 20.21%.

Highest Calendar Quarter Return at NAV	7.99%	Quarter Ended 09/30/2018
Lowest Calendar Quarter Return at NAV	(14.68)%	Quarter Ended 12/31/2018

Average Annual Total Returns for periods ended December 31, 2018
Average Annual Total Returns - Segall Bryant & Hamill All Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Segall Bryant & Hamill All Cap Fund Shares		(5.56%)	5.57%	6.89%	Jul. 31, 2013
Segall Bryant & Hamill All Cap Fund Shares | After Taxes on Distributions	[1]	(6.45%)	5.10%	6.44%	Jul. 31, 2013
Segall Bryant & Hamill All Cap Fund Shares | After Taxes on Distributions and Sales	[1]	(2.66%)	4.31%	5.38%	Jul. 31, 2013
Russell 3000 Index (does not reflect deduction for fees, expenses or taxes)		(5.24%)	7.91%	9.37%	Jul. 31, 2013
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.